Note 4 - Fair Value Measurements (Details Textual) - USD ($)	Dec. 03, 2023	Nov. 06, 2025	Mar. 21, 2024
Share Price (in dollars per share)		$ 0.7	$ 2,350
Meteora Capital LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)	111,862
Prepayment Fees on Advances, Net	$ 500,000
Share Price (in dollars per share)	$ 250
Reset Price (in dollars per share)	$ 250
Meteora Capital LLC [Member] | Recycled Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares)	52,013
Meteora Capital LLC [Member] | Additional Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares)	59,849